Performance Management - Neuberger Berman Short Duration Income ETF	Aug. 31, 2023
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following bar chart and table provide an indication of the risks of investing in the Fund. The Fund will adopt the performance history of its predecessor fund, Neuberger Berman Short Duration Bond Fund. The information shown below is for the predecessor fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year, as represented by the performance of the predecessor fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges of the predecessor fund. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns of the predecessor fund would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

While the Fund’s shares would have substantially similar annual returns to the Institutional Class shares of the predecessor mutual fund, their performance may differ from that shown because the Fund has lower expenses than the predecessor fund’s Institutional Class shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Institutional Class shares. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 877-628-2583 for updated performance information.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund's Shares has varied from year to year, as represented by the performance of the predecessor fund’s Institutional Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges of the predecessor fund. If sales charges were reflected, returns would be lower than those shown.
Bar Chart [Heading]	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart Closing [Text Block]	Best quarter: Q2 ’20, 6.60% Worst quarter: Q1 ’20, -5.88%
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	6.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/23
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance [Table]
Short Duration Income ETF	1 Year	5 Years	10 Years
Return Before Taxes	6.36	2.07	1.47
Return After Taxes on Distributions	4.14	0.60	0.40
Return After Taxes on Distributions and Sale of Fund Shares	3.72	0.96	0.66
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.61	1.51	1.27

Average Annual Return, Caption [Optional Text]	Short Duration Income ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	www.nb.com/ETF
Performance Availability Phone [Text]	877-628-2583